Non-controlling interests (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Profit attributable to non-controlling interests	R$ 199,088	R$ 48,257
Comprising:
Rojo Entretenimento S.A.	682	977
Banco Hyundai Capital	81,814	61,493
Return Capital Gestão de Ativos e Participações S.A.		(6,287)
Solution 4Fleet Consultoria Empresarial S.A.		416
Fit Economia de Energia S.A.	(13,130)	(7,272)
América Gestão Serviços em Energia S.A.	(1,864)	(1,070)
Santander SBAC II Renda Fixa Curto Prazo	R$ 131,586